Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	June 30, 2022	December 31, 2021
Investment in listed equity securities (1)	491,754	450,225
TTF swap collateral (2)	13,520	6,940
Prepaid expenses	4,278	2,745
Gas derivative instrument (note 20)	—	79,578
MTM commodity swap valuation (note 20)	—	1,753
Other receivables	2,851	2,558
Other current assets	512,403	543,799

(1) “Investment in listed equity securities” relates to our 12.4 million NFE Shares (December 31, 2021: 18.6 million NFE Shares). The balance as at December 31, 2021 includes a $0.6 million dividend receivable (June 30, 2022: $nil) which is presented in the income statement line-item “Other non-operating income/(losses)”.
(2) “TTF swap collateral” relates to the cash amount required by the swap counterparty, held at measurement date, which is reactive to the daily fluctuations of the market value of the financial instrument.